Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

SHARES	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 4.6% of Net Assets	VALUE
	Biotechnology – 3.8%
140,000	Amphivena Therapeutics, Inc. Series B, 6.00%	$2,100,000
225,416	Amphivena Therapeutics, Inc. Series C, 6.00%	808,848
848,333	Arkuda Therapeutics, Inc. Series A, 6.00%	2,018,184
398,616	Decipher Biosciences, Inc. Series II, 8.00%	1,861,537
396,284	Decipher Biosciences, Inc. Series III, 8.00%	1,850,646
30,646	Decipher Biosciences, Inc. Series IV, 8.00%	143,117
103,675	Dynacure Series C (c)	2,687,610
645,834	Hotspot Therapeutics, Inc. Series B, 6.00%	1,550,002
3,229,167	Invetx, Inc. Series A	1,550,000
117,704	Oculis SA, Series B2, 6.00% (c)	1,106,973
41,067	Priothera Ltd. Series A, 6.00%	501,695
1,153,847	Rainier Therapeutics, Inc. Series A, 6.00%	115
668,449	Rainier Therapeutics, Inc. Series B, 6.00%	67
2,229,766	Rallybio Holdings, LLC Series B	3,100,044
345,010	Vectivbio Holding AG Series A2, 6.00%	397,106
		19,675,944
	Health Care Equipment & Supplies – 0.2%
362,887	IO Light Holdings, Inc. Series A2	1,397,369
	Pharmaceuticals – 0.6%
2,719,854	Curasen Therapeutics, Inc. Series A	2,999,999
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $23,450,638)	24,073,312

PRINCIPAL AMOUNT	CONVERTIBLE NOTES (Restricted)(a) (b) - 0.1% of Net Assets
	Biotechnology – 0.1%
$652,728	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/21	291,940
	TOTAL CONVERTIBLE NOTES (Cost $652,735)	291,940
SHARES	COMMON STOCKS AND WARRANTS - 91.3% of Net Assets
	Biotechnology – 68.7%
52,739	AC Immune SA (a) (c)	272,661
111,776	ACADIA Pharmaceuticals, Inc. (a)	5,975,545
84,312	Affimed N.V. (a) (c)	490,696
138,469	Alexion Pharmaceuticals, Inc. (a)	21,634,397
60,092	Alkermes plc (a)	1,198,835
43,142	Allakos, Inc. (a)	6,039,880
15,135	Allogene Therapeutics, Inc. (a)	382,007
68,432	Alnylam Pharmaceuticals, Inc. (a)	8,894,107
291,970	Amarin Corp. plc (a) (d)	1,427,733
115,240	Amgen, Inc.	26,495,981
149,195	Amicus Therapeutics, Inc. (a)	3,444,913
102,111	Apellis Pharmaceuticals, Inc. (a)	5,840,749
32,461	ARCA biopharma, Inc. (a)	130,169

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

SHARES	Biotechnology – continued	VALUE
18,027	ARCA biopharma, Inc. Warrants (expiration 06/11/22, exercise price $109.82) (a) (b)	$901
289,336	Ardelyx, Inc. (a)	1,872,004
85,286	Arena Pharmaceuticals, Inc. (a)	6,552,523
27,928	Argenx SE (a) (d)	8,213,346
52,166	Arrowhead Pharmaceuticals, Inc. (a)	4,002,697
34,499	Ascendis Pharma A/S (a) (d)	5,753,743
48,919	Atreca, Inc. (a)	790,042
6,000	Bellicum Pharmaceuticals, Inc. (a)	21,180
67,462	Biogen, Inc. (a)	16,518,745
83,603	BioMarin Pharmaceutical, Inc. (a)	7,331,147
45,530	Blueprint Medicines Corp. (a)	5,106,190
53,779	ChemoCentryx, Inc. (a)	3,329,996
168,782	Cogent Biosciences, Inc. (a)	1,895,422
154,310	Corbus Pharmaceuticals Holdings, Inc. (a)	192,888
23,648	CRISPR Therapeutics AG (a) (c)	3,620,745
32,636	CymaBay Therapeutics, Inc. (a)	187,331
19,036	Deciphera Pharmaceuticals, Inc. (a)	1,086,385
22,667	Denali Therapeutics, Inc. (a)	1,898,588
21,531	Dicerna Pharmaceuticals, Inc. (a)	474,328
6,118	Eidos Therapeutics, Inc. (a)	805,006
14,732	Esperion Therapeutics, Inc. (a)	383,032
20,843	Exact Sciences Corp. (a)	2,761,489
351,690	Exelixis, Inc. (a)	7,058,418
81,121	Fate Therapeutics, Inc. (a)	7,376,333
67,921	FibroGen, Inc. (a)	2,519,190
53,186	Forma Therapeutics Holdings, Inc. (a)	1,856,191
145,858	Galera Therapeutics, Inc. (a)	1,492,127
29,963	Genmab A/S (a) (d)	1,218,296
424,275	Gilead Sciences, Inc.	24,718,262
132,716	Gritstone Oncology, Inc. (a)	522,901
33,366	Harpoon Therapeutics, Inc. (a)	554,209
11,056	Incyte Corp. (a)	961,651
37,238	Insmed, Inc. (a)	1,239,653
18,630	Intercept Pharmaceuticals, Inc. (a)	460,161
75,143	Ionis Pharmaceuticals, Inc. (a)	4,248,585
101,017	Iovance Biotherapeutics, Inc. (a)	4,687,189
223,863	Kadmon Holdings, Inc. (a)	929,031
28,463	Karuna Therapeutics, Inc. (a)	2,891,556
95,149	Kura Oncology, Inc. (a)	3,107,566
114,141	Magenta Therapeutics, Inc. (a)	894,865
99,234	Moderna, Inc. (a)	10,366,976
116,213	Molecular Templates, Inc. (a)	1,091,240
37,223	Nektar Therapeutics (a)	632,791
96,922	Neurocrine Biosciences, Inc. (a)	9,289,974
44,550	NexGel, Inc. (a) (b)	138
32,032	Novavax, Inc. (a)	3,571,888
144,434	NuCana plc (a) (d)	648,509
111,820	Ovid Therapeutics, Inc. (a)	258,304

The accompanying notes are an integral part of this schedule of investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

SHARES	Biotechnology – continued	VALUE
374,819	Pieris Pharmaceuticals, Inc. (a)	$937,048
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	7,623
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	8,099
23,594	Praxis Precision Medicines, Inc. (a)	1,298,142
50,367	Regeneron Pharmaceuticals, Inc. (a)	24,332,801
51,250	Sage Therapeutics, Inc. (a)	4,433,638
64,886	Sarepta Therapeutics, Inc. (a)	11,062,414
37,492	Scholar Rock Holding Corp. (a)	1,819,487
104,281	Seagen, Inc. (a)	18,263,774
212,991	Sutro Biopharma, Inc. (a)	4,624,035
41,924	TG Therapeutics, Inc. (a)	2,180,886
248,575	Trillium Therapeutics, Inc. (a) (c)	3,656,538
29,770	Ultragenyx Pharmaceutical, Inc. (a)	4,121,061
42,765	uniQure N.V. (a) (c)	1,545,099
20,511	United Therapeutics Corp. (a)	3,113,365
375,000	Vectivbio Holding AG (Restricted) (a) (b)	296,250
97,100	Vertex Pharmaceuticals, Inc. (a)	22,948,614
46,595	Xencor, Inc. (a)	2,032,940
23,842	Y-mAbs Therapeutics, Inc. (a)	1,180,417
11,502	Zai Lab Ltd. (a) (d)	1,556,681
28,012	Zymeworks, Inc. (a) (c)	1,323,847
		358,364,164
	Drug Discovery Technologies(a) – 0.1%
51,160	ImmunoGen, Inc.	329,982
	Health Care Equipment & Supplies(a) – 3.5%
22,683	Axonics Modulation Technologies, Inc.	1,132,335
130,000	Cercacor Laboratories, Inc. (Restricted) (b)	1,714,706
36,049	Guardant Health, Inc.	4,645,995
8,329	IDEXX Laboratories, Inc.	4,163,417
5,042	Inogen, Inc.	225,277
33,786	NovoCure Ltd.	5,846,329
		17,728,059
	Health Care Providers & Services(a) – 0.2%
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (b)	105,496
5,822	Medpace Holdings, Inc.	810,423
		915,919
	Healthcare Services(a) – 0.8%
62,372	Syneos Health, Inc.	4,249,404
	Life Sciences Tools & Services – 8.6%
105,253	Adaptive Biotechnologies Corp. (a)	6,223,610
16,541	Bio-Techne Corp.	5,252,595
71,882	Illumina, Inc. (a)	26,596,340
53,405	PRA Health Sciences, Inc. (a)	6,699,123
		44,771,668

The accompanying notes are an integral part of this schedule of investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

SHARES	Pharmaceuticals – 9.2%	VALUE
20,403	Aerie Pharmaceuticals, Inc. (a)	$275,645
34,619	Arvinas, Inc. (a)	2,940,192
96,486	Aurinia Pharmaceuticals, Inc. (a) (c)	1,334,401
95,101	Avadel Pharmaceuticals plc (a) (d)	635,275
9,784	Axsome Therapeutics, Inc. (a)	797,102
18,008	Bristol-Myers Squibb Co.	1,117,036
399,550	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (e)	275,729
165,330	Clearside Biomedical, Inc. (a)	453,004
29,100	Endo International plc (a) (c)	208,938
40,585	Heron Therapeutics, Inc. (a)	858,982
133,689	Horizon Therapeutics plc (a)	9,779,350
118,880	Intra-Cellular Therapies, Inc. (a)	3,780,384
25,203	Jazz Pharmaceuticals plc (a)	4,159,755
4,060	Madrigal Pharmaceuticals, Inc. (a)	451,350
77,794	Milestone Pharmaceuticals, Inc. (a) (c)	521,220
28,691	Mirati Therapeutics, Inc. (a)	6,301,691
12,440	Reata Pharmaceuticals, Inc. (a)	1,537,833
66,856	Revance Therapeutics, Inc. (a)	1,894,699
34,880	Spectrum Pharmaceuticals, Inc. (a)	118,941
14,218	Tetraphase Pharmaceuticals, Inc. CVR (a) (e)	2,844
141,641	Theravance Biopharma, Inc. (a) (c)	2,516,961
41,021	Turning Point Therapeutics, Inc. (a)	4,998,409
315,800	Verona Pharma plc (a) (d)	2,210,600
371,622	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.67) (a) (b) (c)	21,395
162,481	VYNE Therapeutics, Inc. (a)	256,720
37,281	Zogenix, Inc. (a)	745,247
		48,193,703
	Special Purpose Acquisition Company – 0.2%
78,403	Helix Acquisition Corp. (a)	849,104
	TOTAL COMMON STOCKS AND WARRANTS (Cost $316,852,289)	475,402,003

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENT - 2.4% of Net Assets
$12,566,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $12,566,000, 0.00%, dated 12/31/20, due 01/04/21 (collateralized by U.S. Treasury Note 2.38%, due 03/15/22, market value $12,817,390)	12,566,000
	TOTAL SHORT-TERM INVESTMENT (Cost $12,566,000)	12,566,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.4% (Cost $353,521,662)	512,333,255

INTERESTS	MILESTONE INTERESTS (Restricted)(a) (b) - 1.8% of Net Assets
	Biotechnology – 0.3%
1	Therachon Milestone Interest	1,516,217

The accompanying notes are an integral part of this schedule of investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

INTERESTS	Health Care Equipment & Supplies – 0.0%	VALUE
1	Therox Milestone Interest	$1,727
	Pharmaceuticals – 1.5%
1	Afferent Milestone Interest	280,576
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	3,461,720
1	Neurovance Milestone Interest	3,973,536
		7,715,832
	TOTAL MILESTONE INTERESTS (Cost $4,994,233)	9,233,776
NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)	CALL OPTION CONTRACTS PURCHASED - 0.0% of Net Assets
87/3,045,000	Biogen, Inc. Mar21 350 Call	46,110
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premiums paid $173,308)	46,110
	TOTAL INVESTMENTS - 100.2% (Cost $358,689,203)	521,613,141
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.2)%	(874,839)
	NET ASSETS - 100%	$520,738,302

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	American Depository Receipt
(e)	Contingent Value Right

The accompanying notes are an integral part of this schedule of investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2020, the cost of securities for Federal income tax purposes was $358,689,251. The net unrealized gain on securities held by the Fund was $162,923,890, including gross unrealized gain of $192,706,142 and gross unrealized loss of $29,782,252.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

For the period ended December 31, 2020, there were no transfers between levels.

The following is a summary of the levels used as of December 31, 2020 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	$-	$-	$19,675,944	$19,675,944
Health Care Equipment & Supplies	-	-	1,397,369	1,397,369
Pharmaceuticals	-	-	2,999,999	2,999,999
Convertible Notes
Biotechnology	-	-	291,940	291,940
Common Stocks and Warrants
Biotechnology	358,051,153	-	313,011	358,364,164
Drug Discovery Technologies	329,982	-	-	329,982
Health Care Equipment & Supplies	16,013,353	-	1,714,706	17,728,059
Health Care Providers & Services	810,423	-	105,496	915,919
Healthcare Services	4,249,404	-	-	4,249,404
Life Sciences Tools & Services	44,771,668	-	-	44,771,668
Pharmaceuticals	48,169,464	2,844	21,395	48,193,703
Special Purpose Acquisition Company	849,104	-	-	849,104
Short-term Investment	-	12,566,000	-	12,566,000
Milestone Interests
Biotechnology	-	-	1,516,217	1,516,217
Health Care Equipment & Supplies	-	-	1,727	1,727
Pharmaceuticals	-	-	7,715,832	7,715,832
Other Assets	-	-	91,694	91,694
Total	$473,244,551	$12,568,844	$35,845,330	$521,658,725
Other Financial Instruments
Assets
Call Options Contracts Purchased	$46,110	$-	$-	$46,110
Total	$46,110	$-	$-	$46,110

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

Investments in securities	Balance as of September 30, 2020	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2020
Convertible Preferred and Warrants
Biotechnology	$15,928,255	$2,229,332	$1,518,357	$-	$-	$19,675,944
Health Care Equipment & Supplies	1,397,369	-	-	-	-	1,397,369
Pharmaceuticals	2,999,999	-	-	-	-	2,999,999
Convertible Notes
Biotechnology	295,378	(3,438)	-	-	-	291,940
Common Stocks and Warrants
Biotechnology	329,220	(16,864)	655	-	-	313,011
Health Care Equipment & Supplies	1,331,738	382,968	-	-	-	1,714,706
Health Care Providers & Services	105,467	29	-	-	-	105,496
Pharmaceuticals	49,631	(28,236)	-	-	-	21,395
Milestone Interests
Biotechnology	1,515,794	423	-	-	-	1,516,217
Health Care Equipment & Supplies	3,407	(1,680)	-	-	-	1,727
Pharmaceuticals	7,711,390	4,442	-	-	-	7,715,832
Other Assets	91,662	-	32	-	-	91,694
	$31,759,310	$2,566,976	$1,519,044	$-	$-	$35,845,330

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020						$2,566,976

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$1,752,724	Income approach, Black-Scholes	Discount for lack of marketability	20.00%-50.00% (20.71%)
	105,496	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 1.00-3.00 (2.00) years
	296,388	Market approach	(a)	N/A
Convertible Preferred and Warrants	172,629	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.50 (0.50) years

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

	10,258,926	Market approach	(a)	N/A
	13,641,757	Recent transaction	(b)	N/A
Convertible Notes	291,940	Probability adjusted value	Probability of events Timing of events	0.00%-99.00% (35.28%) 0.25-14.50 (2.46) years
Milestone Interests	9,233,776	Probability adjusted value	Probability of events Timing of events	10.00%-100.00% (60.06%) 0.25-16.25 (3.66) years
	0	Market approach	(a)	N/A
Other Assets	91,694	Probability adjusted value	Probability of events Timing of events	20.00%-90.00% (20.46%) 0.25-6.25 (0.29) years
	$35,845,330

(a)	There is no quantitative information to provide as this method of measure is investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 7% of the Fund’s net assets at December 31, 2020.

At December 31, 2020, the Fund had a commitment of $3,564,526 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16		$161,872	$280,576.00	$280,576
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		2,101,222	15.00	2,100,000
Series C Cvt. Pfd	12/10/18		808,848	3.59	808,848
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19, 04/02/20		2,018,184	2.38	2,018,184
Cercacor Laboratories, Inc. Common	03/31/98	†	0	13.19	1,714,706
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20		2,999,999	1.10	2,999,999
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		1,846,993	4.67	1,861,537
Series III Cvt. Pfd	03/29/19		417,887	4.67	1,850,646
Series IV Cvt. Pfd	05/14/20		66,534	4.67	143,117
Dynacure Series C Cvt. Pfd	04/21/20		2,468,329	25.92	2,687,610
Ethismos Research Milestone Interest	10/31/17		0	0.00	0
Hotspot Therapeutics, Inc. Series B Cvt. Pfd	04/22/20		1,550,002	2.40	1,550,002
Impact Biomedicines Milestone Interest	07/20/10		0	3,461,720.00	3,461,720
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	95,673	0.71	105,496
Invetx, Inc. Series A Cvt. Pfd	08/06/20		1,550,000	0.48	1,550,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.85	1,397,369
Neurovance Milestone Interest	03/20/17		3,417,500	3,973,536.00	3,973,536
Oculis SA, Series B2 Cvt. Pfd	01/16/19		990,902	9.40	1,106,973

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

Priothera Ltd. Series A Cvt. Pfd	10/07/20		483,215	12.22		501,695
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		750,652	0.00	††	115
Series B Cvt. Pfd	03/03/17		500,091	0.00	††	67
Cvt. Promissory Notes	01/30/19		189,675	0.00		0
Cvt. Promissory Notes	03/28/19		189,674	0.00		0
Cvt. Promissory Notes	07/16/19		218,635	106.79		233,473
Cvt. Promissory Notes	10/07/19		54,751	106.79		58,467
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20		3,105,343	1.39		3,100,044
Therachon Milestone Interest	07/01/19		1,409,779	1,516,217.00		1,516,217
Therox Milestone Interest	06/18/19		5,082	1,727.00		1,727
Vectivbio Holding AG
Common	07/01/19	†	293,249	0.79		296,250
Series A2 Cvt. Pfd	09/02/20		397,678	1.15		397,106
			$29,486,528			$35,715,480

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Interest received as part of a corporate action for a previously owned security.

†† Carrying value per unit is greater than $0.00 but less than $0.01.